Other Credit Extensions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 item	Dec. 31, 2013 item
Federal Funds Credit Extensions With Commercial Banks
Other Credit Extensions
Number of credit facilities	2	2
Maximum available borrowings	$ 14,600	$ 14,600
Outstanding borrowings	0	0
Federal Reserve Bank Secured Line Of Credit
Other Credit Extensions
Maximum available borrowings	164,026	127,088
Outstanding borrowings	0	0
Amounts of commercial loans were pledged as collateral	$ 201,210	$ 155,895